Label	Element	Value
UBS Select ESG Prime Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Select ESG Prime Institutional Fund Fund summary
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income as is consistent with liquidity and preservation of capital while incorporating select environmental, social, and governance criteria (“ESG”) into the investment process.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)*
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fund invests in securities through an underlying master fund, ESG Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of ESG Prime Master Fund, including management fees allocated from ESG Prime Master Fund. Management fees are comprised of investment advisory and administration fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies Principal investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund is a money market fund that calculates its net asset value (“NAV”) to four decimals (e.g., $1.0000) using market-based pricing. As a result, its share price will fluctuate. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers while incorporating fundamental sustainability factors, such as ESG performance of such issuers, into the investment process. Money market instruments may include:
•	short-term obligations of the US government and its agencies and instrumentalities;
•	repurchase agreements;
•	obligations of issuers in the financial services group of industries;
•	commercial paper, other corporate obligations and asset-backed securities; and
•	municipal money market instruments.
Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars. The fund will, under normal circumstances, invest more than 25% of its total assets in the financial services group of industries.
In addition, under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes), determined at the time of purchase, in securities that meet UBS AM’s sustainability criteria. In developing its sustainability criteria, UBS AM draws upon firm-wide resources of the UBS Asset Management Division of UBS Group AG, of which UBS AM is a member.
UBS AM conducts its own credit analyses of potential investments and portfolio holdings, and relies substantially on a dedicated proprietary credit research team. The ESG aspect of UBS AM’s credit analyses and credit research process is applied to all portfolio investments and portfolio holdings. Embedded in the credit research process is the integration of issuer-level sustainability investing analysis as guided by the UBS Asset Management Division’s approach to sustainability and/or ESG research and evaluation methodology. The sustainability investing analysis provides a more comprehensive approach to security selection than credit analysis alone as internal and external ESG ratings are applied to evaluate the quality of sustainability practices employed by issuers. Analysts rate and maintain internal fundamental credit and ESG ratings, which are a component of the portfolio construction/optimization approach and focus on issuers that contribute to the fund’s ESG profile. In determining an issuer’s ESG ratings, analysts will evaluate whether, at the time of the fund’s investment, such issuers have better than average performance in ESG practices and managing sustainability and/or ESG risks by reviewing, among other factors, such considerations as the issuer’s environmental responsibility, human rights and labor standards, diversity and inclusion in employment and corporate governance based on proprietary and third-party data. UBS AM also will employ a negative screening process with regard to security selection, which will exclude from the fund’s portfolio securities or sectors that manufacture products or engage in business activities viewed as having a negative social or environmental impact. Such products or business activities include certain controversial weapons, natural resource extraction activities, thermal coal power generation, and certain controversial behavior and business activities as well as the failure of a portfolio company to meet certain engagement objectives identified by UBS AM. UBS AM’s portfolio construction process aims to align investments in money market instruments with the concept of sustainability (i.e., the potential for long-term maintenance of environmental, economic and social well-being).
The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.
Prior to October 2, 2023, the fund may be subject to the possible imposition of a liquidity fee and/or temporary redemption gate should certain triggering events occur. Effective October 2, 2023, the fund may no longer impose a redemption gate (except under extraordinary circumstances as part of a liquidation), and the fund may be subject to a liquidity fee if the fund’s board believes such fee is in the best interests of the fund.
Management process
UBS Asset Management (Americas) Inc. (“UBS AM”) acts as the investment advisor. As investment advisor, UBS AM makes the fund’s investment decisions. UBS AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.
UBS AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.
UBS AM is part of the UBS Asset Management Division of UBS Group AG. The UBS Asset Management Division, at the global level, seeks to be a leader in incorporating sustainability into its management process and honors various commitments in the sustainability investing industry. Active commitments include:
•	Participant in the UN Global Compact since its inception in 2000
•	Independent assurance of the GRI (Global Reporting Initiative) based sustainability disclosure
•	UBS Asset Management signatory to Principles for Responsible Investment (PRI)
•	Global Initiative for Sustainability Ratings steering committee
•	Sustainability Accounting Standards BoardTM
•	The Forum for Sustainable and Responsible Investing

Risk [Heading]	rr_RiskHeading	Principal risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Risk/return bar chart and table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.
The bar chart shows how the fund’s performance has varied from year to year.
The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.
The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑888‑793 8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.ubs.com/usmoneymarketfunds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	UBS Select ESG Prime Institutional Fund Annual Total Returns Total return (2021 was the fund’s first full calendar year of operations)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2023: 2.37%
Best quarter during years shown—4Q 2022: 0.94%
Worst quarter during years shown—3Q 2021: (0.00)% (Actual total return was (0.0031)%)
Updated performance information is available (1) by contacting your Financial Advisor, (2) by calling 1‑888‑793 8637 (Option #1) and (3) on the fund’s website at https://www.ubs.com/usmoneymarketfunds.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the period ended December 31, 2022)
UBS Select ESG Prime Institutional Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the fund.
UBS Select ESG Prime Institutional Fund | Risk Money Market Fund Price Fluctuates [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them.
UBS Select ESG Prime Institutional Fund | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Also, the fund may impose a fee upon the sale of your shares under certain circumstances or, until October 2, 2023, may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors.
UBS Select ESG Prime Institutional Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
UBS Select ESG Prime Institutional Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
UBS Select ESG Prime Institutional Fund | Credit risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the fund may fail to make payments when due or complete transactions, or they may become less willing or less able to do so.

UBS Select ESG Prime Institutional Fund | Interest rate risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest rate risk: The value of the fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

UBS Select ESG Prime Institutional Fund | Sustainability factor risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sustainability factor risk: Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities, or increase or decrease its exposure to certain types of issuers and, therefore, may underperform compared to funds that do not consider ESG factors in the investment process.

UBS Select ESG Prime Institutional Fund | Market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

UBS Select ESG Prime Institutional Fund | Liquidity risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception. If this happens, the fund’s ability to redeem its shares for cash may be affected.

UBS Select ESG Prime Institutional Fund | Management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.
UBS Select ESG Prime Institutional Fund | Concentration risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Concentration risk: The fund will invest a significant portion of its assets in securities issued by companies in the financial services group of industries, including US banking, non‑US banking, broker-dealers, companies (e.g., automobile finance) and related asset-backed securities. Accordingly, the fund will be more susceptible to developments that affect those industries than other funds that do not concentrate their investments.

UBS Select ESG Prime Institutional Fund | Financial services sector risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Financial services sector risk: Investments of the fund in the financial services sector may be particularly affected by economic cycles, business developments, interest rate changes and regulatory changes.

UBS Select ESG Prime Institutional Fund | US Government securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

UBS Select ESG Prime Institutional Fund | Repurchase agreements risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Repurchase agreements risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, mortgage loans and equities) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty’s insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral.

UBS Select ESG Prime Institutional Fund | Foreign investing risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign investing risk: The value of the fund’s investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

UBS Select ESG Prime Institutional Fund | Municipal securities risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

UBS Select ESG Prime Institutional Fund | Money market fund regulatory risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Money market fund regulatory risk: The US Securities and Exchange Commission (“SEC”) adopted changes to the rules that govern SEC registered money market funds in July 2023 that will affect the manner in which money market funds are structured and operated. These changes may affect the investment strategies, performance, yield, operating expenses and continued viability of the fund. As of the date of this prospectus, UBS AM is evaluating the potential impact of these regulatory changes and expects to update investors in the future as the regulatory compliance deadlines approach.

UBS Select ESG Prime Institutional Fund | UBS Select ESG Prime Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.18%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.18%	[1]
1 year	rr_ExpenseExampleYear01	$ 18
3 years	rr_ExpenseExampleYear03	58
5 years	rr_ExpenseExampleYear05	101
10 years	rr_ExpenseExampleYear10	$ 230
2021	rr_AnnualReturn2021	0.03%
2022	rr_AnnualReturn2022	1.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2021
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.0031%)
One year	rr_AverageAnnualReturnYear01	1.68%
Life of fund	rr_AverageAnnualReturnSinceInception	0.76%
inception date	rr_AverageAnnualReturnInceptionDate	Jan. 15, 2020

[1]
The fund invests in securities through an underlying master fund, ESG Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of ESG Prime Master Fund, including management fees allocated from ESG Prime Master Fund. Management fees are comprised of investment advisory and administration fees.

[2]
“Other expenses” do not include miscellaneous expenses, such as trustee expenses, for which UBS Asset Management (Americas) Inc. (“UBS AM”) reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund.